UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number  (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                       PROFESSIONALLY MANAGED PORTFOLIOS
                        2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5344
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: OCTOBER 31, 2004
                         ----------------

Date of reporting period:  APRIL 30, 2004
                           --------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                             DAL INVESTMENT COMPANY

                          (FUNDX UPGRADER FUNDS LOGO)

                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2004

                              FUNDX UPGRADER FUNDS

June 21, 2004

Dear Fellow Shareholders,

STAYING THE COURSE

Gains have been modest since our last report dated October 31, 2003. Equity markets in general reached peak levels in late January 2004 and have since lost ground. Volatility has increased, but losses were muted when compared with the precipitous declines we faced during the bear market ending March 2003.

We have continued to benefit from Upgrading's flexibility to respond to changes in market leadership. That said, it's no secret that any strategy that does not directly track a market index will not consistently outperform the market during every period. An actively managed portfolio of funds employing an Upgrading approach is not directly correlated to the domestic stock market. Sometimes we "zig" when the market "zags."

In a recent edition of DAL's monthly newsletter, NoLoad Fund*X, we sought to remind our readers of this fact by describing a study we conducted. By back-testing a hypothetical portfolio of Class 3 funds managed along the Upgrading guidelines, we measured the frequency of outperformance vs. underperformance compared with the S&P 500 index.

We looked at performance for Class 3 Upgrading using five funds held so long as they ranked in the top five*<F1>, and evaluated them monthly from 12/31/89 to 4/30/04. The annualized return over those 14.3 years was 15.9% compared to 0.7% for the S&P 500 index. That means that $50,000 would have grown to over $400,000, while it would have grown to just $200,000 if it had been passively invested in an S&P 500 index fund for that same time.

But the active portfolio did not win out every month or quarter - or even every year. For example, of the 170 three-month periods examined, Upgrading outstripped the S&P 500 index just 56% of the time. But when we did outpace the market, it was by more than enough to generate a total return far in excess of the market's return.

The fact is, Upgrading using a portfolio of Class 3 funds outperforms the market only slightly more than 50% of the time when looking only at periods of less than three years.

NO CRYSTAL BALL

We know that we cannot predict the future. And we choose not to guess exactly when Upgrading will fall behind the rest of the market or when it will sprint ahead. So the only reasonable alternative is to keep our sights on the longer view, and adhere to the discipline that has brought us success.

FUNDX UPGRADER FUND (FUNDX)

RESULTS

The FUNDX UPGRADER FUND (FUNDX) increased 6.10% for the six-months ending April 30, slightly behind the S&P 500 index, which rose 6.36%. For the 12-months ending April 30 FUNDX gained 32.04%, vs. the broad market index's gain of 22.94%. Since its inception November 1, 2001, FUNDX has gained 21.88% versus 6.55% for the S&P 500 index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.fundxfund.com.

PORTFOLIO CHANGES

At first glance, the portfolio may not appear very different than it looked six months ago. Of the five largest holdings at the start of the fiscal year, four are still among the top-five positions, and all five of the current largest holdings were in the portfolio six months ago. We still own just over half (12) of the 23 funds we held on October 31.

   o The portfolio is more heavily weighted in international companies than it was six months ago.

   o  Technology holdings have decreased.

   o  More than half the funds held six months ago remain in the portfolio.

The Fund started the fiscal year owning 23 individual funds. We added 19 names and liquidated 14 to arrive at the current mix of 28 funds.

Our international exposure more than doubled in the last six months to almost 40% of the portfolio. Strong price appreciation around the globe in equities, fixed-income, and natural resources is reflected in the Fund*X Scores, on which we rank the funds.

The Fund's weighting in the technology sector declined from 28% in October to under 19% at this report date. Our exposure to consumer goods, energy and financial services has increased somewhat.

FUNDX AGGRESSIVE UPGRADER (HOTFX)

RESULTS

The FUNDX AGGRESSIVE UPGRADER (HOTFX) increased 2.37% for the six-months ending April 30, trailing the benchmark S&P 500 index, which rose 6.36%. This shortfall was largely the result of sharp losses experienced in March and April. Despite that pullback, HOTFX gained 35.89% during the 12-months ending April 30, while the broad market gained 22.94%. Since its July 1, 2002 inception, HOTFX has gained 26.16% versus 18.13% for the S&P 500 index.

With more than two-thirds of the portfolio invested in funds of the more volatile Classes 1 and 2, HOTFX behaved as might be expected: when the market fell, this portfolio retreated more dramatically. Most of the damage, especially in April, came from the Asian and emerging markets funds, as well as the technology sector. These were among the best performers in the months leading up to the recent pullback.

PORTFOLIO CHANGES

Of the 19 funds held at the start of the fiscal year, nine remained in the portfolio on April 30.

Our international exposure increased during this six-month period, from 18% of the portfolio to 47%. Our weighting in companies in emerging markets, just 4% in October, is now over 16% of the portfolio.

The Fund's weighting in the technology sector declined from 32% in October to 19% as of this report date. Our exposure to the industries involved in manufacturing, including materials and energy, increased from 23% to 40% of the portfolio.

FUNDX CONSERVATIVE UPGRADER (RELAX)

RESULTS

The FUNDX CONSERVATIVE UPGRADER (RELAX) increased 6.43% for the six-months ending April 30, in line with the broad market S&P 500 index, which also rose 6.36%. For the 12-months ending April 30, RELAX gained 27.02% versus the broad market index's gain of 22.94%. Since its inception July 1, 2002, RELAX has gained 16.72%; slightly behind the 18.13% that the S&P 500 index gained for the same period.

PORTFOLIO CHANGES

This Fund started the six-month period with 16 funds and ended with 17. Eight of the original 16 funds remain in the portfolio.

Our international exposure increased from 20% to 36% in the last six months. The Fund's weighting in the technology sector declined from 24% in October to 19% as of this report date. Our exposure to the consumer goods, energy and financial service sectors have increased.

FUNDX FLEXIBLE INCOME (INCMX)

RESULTS

The FUNDX FLEXIBLE INCOME (INCMX) increased 3.07% for the six-months ending April 30, outpacing the benchmark Lehman Aggregate Bond index, which rose 1.25%. For the 12-months ending April 30, INCMX gained 10.79% well ahead of the Lehman Aggregate's gain of 1.82%. Since inception July 1, 2002, INCMX has gained 17.69% versus 10.13% for the Lehman Aggregate Bond index.

PORTFOLIO CHANGES

Of the 16 funds held at the start of the fiscal year, 11 remained in the portfolio on April 30.

Exposure to high-yield bonds has remained fairly consistent during this period, and these funds contributed handsomely to the portfolio's return. MainStay High Yield Corporate Bond Fund (MYACX) gained 7.7% during these six months. The Class 4 funds FPA Crescent (FPACX) and Heartland Value Plus (HRVIX) also added significantly to the portfolio's positive returns this half-year.

New to the Fund is PIMCO Commodity Real Return (PCRDX), which contains TIPS (Treasury Inflation Protected Securities) and is linked to the Dow Jones AIG Commodity Index. This, and an increased investment in Rydex Juno (RYJUX), which is inversely correlated to the movements of the 30-year Treasury, provide diversification to the portfolio.

Sincerely,

/s/Janet Brown

Janet Brown
President, DAL Investment Company

The S&P 500 Index is an unmanaged index commonly used to measure performance of U.S. stocks. The Lehman Aggregate Bond Index is a market capitalization-weighted index of investment grade fixed rate debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of at least one year. You cannot invest in an index.

Small-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. The Funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.

The FundX Flexible Income Fund may make short sales of securities, which involves unlimited risk including the possibility that losses will exceed the original amount invested. However, a mutual fund investor's risk is limited to one's amount of investment in a mutual fund.

Sector weightings and fund holdings are subject to change at any time and mention of them should not be construed as recommendations to buy or sell any security. Please refer to the "Schedule of Investments" for further sector and holding information.

While these funds are noload, there are management fees that do apply. To the extent that a fund invests in other mutual funds, the fund will indirectly bear its proportionate share of any fees and expenses paid by such funds in addition to the fees and expenses payable directly by the fund. Please see the prospectus for further details.

*<F1> Discussion of rankings is in reference to DAL Investment Company's proprietary mutual fund ranking methodology. Please refer to the prospectus for further details.

Must be preceded or accompanied by a current prospectus.

Distributed by Quasar Distributors, LLC (06/04)

                              FUNDX UPGRADER FUND

SCHEDULE OF INVESTMENTS AT APRIL 30, 2004 (UNAUDITED)

                                                                           % OF
SHARES                                                     MARKET VALUE   TOTAL
------                                                     ------------   -----
            DOMESTIC EQUITY FUNDS
  274,063   Acadian Emerging Markets
              Portfolio - Institutional Class              $  4,385,004    2.3%
   73,871   Advisors Series Trust - The Al Frank Fund         1,823,863    1.0%
  155,137   Buffalo Small Cap Fund                            3,821,037    2.0%
  676,137   Causeway International Value
              Fund - Institutional Class                      9,655,237    5.1%
  328,186   Columbia Acorn International Fund - Class Z       7,778,014    4.1%
  381,472   Excelsior Emerging Markets Fund                   2,708,449    1.4%
  347,574   Excelsior Value and Restructuring Fund           12,568,284    6.6%
  507,982   Fidelity Diversified International Fund          12,633,503    6.6%
  480,351   Fidelity International Small Cap Fund             9,683,875    5.1%
  121,485   Fidelity Japan Smaller Companies Fund             1,506,409    0.8%
  437,070   Fidelity Leveraged Company Stock Fund             8,518,502    4.5%
  145,315   Heartland Value Fund                              7,537,470    3.9%
   37,000   iShares MSCI EAFE Index Fund                      5,061,600    2.6%
  112,800   iShares MSCI EMU Index Fund                       6,694,680    3.5%
   45,600   iShares S&P MidCap 400/BARRA
              Value Index Fund                                5,062,968    2.6%
1,134,938   Janus Special Equity Fund                        12,575,118    6.6%
  193,926   Muhlenkamp Fund                                  12,444,202    6.5%
  181,516   Oppenheimer Global Fund - Class A                 9,469,706    5.0%
  533,463   PIMCO PEA Renaissance
              Fund - Institutional Class                     12,632,404    6.6%
  711,359   PIMCO PEA Value Fund - Class D                   11,595,154    6.1%
   62,937   ProFunds UltraMid-Cap
              ProFund - Investor Class                        1,826,418    1.0%
  133,027   Reynolds Fund                                       859,357    0.4%
  884,781   Royce Pennsylvania Mutual
              Fund - Investor Class                           8,139,987    4.3%
   87,159   Rydex Series - Large Cap Europe
              Fund - Class H                                  1,272,515    0.7%
   95,619   State Street Research Aurora Fund                 3,709,076    1.9%
  106,034   State Street Research Global Resources
              Fund - Class A                                  3,861,772    2.0%
  320,782   State Street Research Mid Cap Value
              Fund - Class A                                  5,748,409    3.0%
  454,658   Thornburg International Value Fund - Class A      7,974,703    4.2%
                                                           ------------  ------
               TOTAL DOMESTIC EQUITY FUNDS
                 (COST $176,274,090)                        191,547,716  100.4%
                                                           ------------  ------

PRINCIPAL
AMOUNT
---------
            MONEY MARKET FUND
 $386,511   Cash Trust Series II- Treasury Cash Series II       386,511    0.2%
                                                           ------------  ------
               TOTAL MONEY MARKET FUND
                 (COST $386,511)                                386,511    0.2%
                                                           ------------  ------

            Total Investments (Cost $176,660,601)           191,934,227  100.6%
            Liabilities in excess of Other Assets            (1,226,308)  (0.6)%
                                                           ------------  ------
            NET ASSETS                                     $190,707,919  100.0%
                                                           ------------  ------
                                                           ------------  ------

See accompanying Notes to Financial Statements.

                         FUNDX AGGRESSIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT APRIL 30, 2004 (UNAUDITED)

                                                                           % OF
SHARES                                                     MARKET VALUE   TOTAL
------                                                     ------------   -----
            DOMESTIC EQUITY FUNDS
  121,106   Acadian Emerging Markets
              Portfolio - Institutional Class               $ 1,937,688    5.2%
   43,773   Advisors Series Trust - The Al Frank Fund         1,080,764    3.0%
   43,798   Buffalo Small Cap Fund                            1,078,754    3.0%
  105,113   Causeway International Value
              Fund - Institutional Class                      1,501,019    4.1%
   78,971   Columbia Acorn International Fund - Class Z       1,871,603    5.1%
  277,802   Excelsior Emerging Markets Fund                   1,972,392    5.4%
   68,120   Fidelity Diversified International Fund           1,694,146    4.7%
  102,043   Fidelity International Small Cap Fund             2,057,189    5.6%
  172,566   Fidelity Japan Smaller Companies Fund             2,139,818    5.9%
  104,880   Fidelity Leveraged Company Stock Fund             2,044,101    5.6%
   28,437   Heartland Value Fund                              1,475,046    4.1%
    6,800   iShares S&P MidCap 400/BARRA
              Value Index Fund                                  755,004    2.1%
  117,543   Janus Special Equity Fund                         1,302,380    3.6%
   23,779   Muhlenkamp Fund                                   1,525,935    4.2%
   56,514   Oppenheimer Global Opportunities
              Fund - Class A                                  1,537,168    4.2%
   61,088   Oppenheimer International Small
              Company Fund - Class A                            906,539    2.5%
   80,209   PIMCO PEA Renaissance Fund - Class D              1,876,896    5.2%
   62,391   ProFunds UltraMid-Cap
              ProFund - Investor Class                        1,810,596    5.0%
   86,102   Reynolds Fund                                       556,221    1.5%
   18,746   Rydex Series - Large Cap Japan
              Fund - Class H                                    586,738    1.6%
   33,150   State Street Research Aurora Fund                 1,285,891    3.5%
   41,460   State Street Research Global Resources
              Fund - Class A                                  1,509,959    4.1%
   74,748   State Street Research Mid Cap Value
              Fund - Class A                                  1,339,481    3.7%
  107,293   Thornburg International Value Fund - Class A      1,881,925    5.2%
   30,438   US Global Investors Accolade
              Funds - Eastern European Fund                     722,601    2.0%
                                                            -----------  ------
               TOTAL DOMESTIC EQUITY FUNDS
                 (COST $36,216,070)                          36,449,854  100.1%
                                                            -----------  ------
PRINCIPAL
AMOUNT
---------
            MONEY MARKET FUND
   $8,315   Cash Trust Series II- Treasury Cash Series II         8,315    0.0%
                                                            -----------  ------
               TOTAL MONEY MARKET FUND
                 (COST $8,315)                                    8,315    0.0%
                                                            -----------  ------

            Total Investments (Cost $36,224,385)             36,458,169  100.1%
            Liabilities in excess of Other Assets               (45,817)  (0.1)%
                                                            -----------  ------
            NET ASSETS                                      $36,412,352  100.0%
                                                            -----------  ------
                                                            -----------  ------

See accompanying Notes to Financial Statements.

                        FUNDX CONSERVATIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT APRIL 30, 2004 (UNAUDITED)

                                                                           % OF
SHARES                                                     MARKET VALUE   TOTAL
------                                                     ------------   -----
            DOMESTIC EQUITY FUNDS
  111,238   Causeway International Value
              Fund - Institutional Class                    $ 1,588,480    6.6%
   43,432   Excelsior Value and Restructuring Fund            1,570,491    6.5%
   62,999   Fidelity Diversified International Fund           1,566,793    6.5%
   63,155   Fidelity International Growth & Income Fund       1,540,343    6.4%
   63,726   Heartland Value Plus Fund                         1,553,643    6.5%
   12,300   iShares S&P MidCap 400/BARRA
              Value Index Fund                                1,365,669    5.7%
  139,388   Janus Special Equity Fund                         1,544,418    6.4%
  108,745   Matthews Asian Growth and Income Fund             1,556,141    6.5%
   24,487   Muhlenkamp Fund                                   1,571,316    6.6%
   30,400   Oppenheimer Global Fund - Class A                 1,585,971    6.6%
   43,309   PBHG REIT Fund - PBHG                               433,527    1.8%
   62,610   PIMCO Commodity RealReturn Strategy
              Fund - Class A                                    919,104    3.8%
   67,078   PIMCO PEA Renaissance Fund - Class D              1,569,631    6.6%
   96,106   PIMCO PEA Value Fund - Class D                    1,566,535    6.5%
  107,253   Royce Pennsylvania Mutual
              Fund - Investor Class                             986,728    4.1%
   99,148   Rydex Series - Large Cap Europe
              Fund - Class H                                  1,447,557    6.0%
   88,884   Thornburg International Value Fund - Class A      1,559,020    6.5%
                                                            -----------  ------
               TOTAL DOMESTIC EQUITY FUNDS
                 (COST $23,055,876)                          23,925,367   99.6%
                                                            -----------  ------

PRINCIPAL
AMOUNT
---------
            MONEY MARKET FUND
  $98,088   Cash Trust Series II- Treasury Cash Series II        98,088    0.4%
                                                            -----------  ------
               TOTAL MONEY MARKET FUND
                 (COST $98,088)                                  98,088    0.4%
                                                            -----------  ------

            Total Investments (Cost $23,153,964)             24,023,455  100.0%
            Liabilities in excess of Other Assets                (1,179)  (0.0)%
                                                            -----------  ------
            NET ASSETS                                      $24,022,276  100.0%
                                                            -----------  ------
                                                            -----------  ------

See accompanying Notes to Financial Statements.

                           FUNDX FLEXIBLE INCOME FUND

SCHEDULE OF INVESTMENTS AT APRIL 30, 2004 (UNAUDITED)

                                                                           % OF
SHARES                                                     MARKET VALUE   TOTAL
------                                                     ------------   -----
            DOMESTIC EQUITY FUNDS
   22,882   Calamos Market Neutral Fund - Class A           $   327,215    1.6%
   80,246   Calvert Income Fund - Class A                     1,370,596    6.5%
   85,773   Calvert Short Duration Income
              Fund - Class A                                  1,389,530    6.6%
  172,924   Eaton Vance Strategic Income
              Fund - Class A                                  1,386,851    6.6%
  118,250   Fidelity Capital & Income Fund                      938,904    4.5%
   65,705   Fidelity Real Estate Income Fund                    743,777    3.5%
   56,273   FPA Crescent Fund                                 1,265,576    6.0%
   27,185   Gateway Fund                                        630,158    3.0%
  265,988   John Hancock High Yield Bond
              Fund - Class A                                  1,383,140    6.6%
  218,060   MainStay High Yield Corporate Bond
              Fund - Class A                                  1,360,693    6.5%
   88,085   Matthews Asian Growth and Income Fund             1,260,498    6.0%
   89,336   The Merger Fund                                   1,374,886    6.6%
   36,408   PBHG REIT Fund - PBHG                               364,447    1.7%
   64,765   PIMCO Commodity RealReturn Strategy
              Fund - Class A                                    950,745    4.5%
  122,529   PIMCO Real Return
              Fund - Institutional Class                      1,371,102    6.5%
  116,802   Pioneer High Yield Fund - Class A                 1,370,086    6.5%
  133,700   Pioneer Strategic Income Fund - Class A           1,378,442    6.6%
   39,837   Rydex Series - Juno Fund - Investor Class           844,140    4.0%
  111,103   Weitz Series Fund Inc - Fixed Income Fund         1,277,690    6.1%
                                                            -----------  ------
            TOTAL DOMESTIC EQUITY FUNDS
              (COST $21,209,357)                             20,988,476   99.9%
                                                            -----------  ------

PRINCIPAL
AMOUNT
---------
            MONEY MARKET FUND
 $125,182   Cash Trust Series II- Treasury Cash Series II       125,182    0.6%
                                                            -----------  ------
               TOTAL MONEY MARKET FUND
                 (COST $125,182)                                125,182    0.6%
                                                            -----------  ------

            Total Investments (Cost $21,334,539)             21,113,658  100.5%
            Liabilities in excess of Other Assets               (99,505)  (0.5)%
                                                            -----------  ------
            NET ASSETS                                      $21,014,153  100.0%
                                                            -----------  ------
                                                            -----------  ------

See accompanying Notes to Financial Statements.

                              FUNDX UPGRADER FUNDS

STATEMENTS OF ASSETS AND LIABILITIES AT APRIL 30, 2004 (UNAUDITED)

                                                                  FUNDX       FUNDX AGGRESSIVE
                                                              UPGRADER FUND     UPGRADER FUND
ASSETS
   Investments in securities, at value
     (identified cost $176,660,601 and
     $36,224,385, respectively)                                $191,934,227      $36,458,169
   Receivables
       Securities sold                                              146,000          709,851
       Fund shares sold                                           1,332,993          149,789
       Dividends and interest                                           179               44
   Prepaid expenses                                                  30,308            9,047
                                                               ------------      -----------
           Total assets                                         193,443,707       37,326,900
                                                               ------------      -----------

LIABILITIES
   Payables
       Due to Custodian                                                  --          600,000
       Fund shares redeemed                                       2,513,563          258,605
       Advisory fees                                                161,622           33,220
       Administration fees                                           18,004            1,780
       Custody fees                                                   5,152              566
       Fund Accounting fees                                          10,797            5,538
       Transfer Agent fees                                           12,894            2,321
   Accrued expenses                                                  13,756           12,518
                                                               ------------      -----------
           Total liabilities                                      2,735,788          914,548
                                                               ------------      -----------
NET ASSETS                                                     $190,707,919      $36,412,352
                                                               ------------      -----------
                                                               ------------      -----------

COMPONENTS OF NET ASSETS
   Paid-in capital                                             $182,414,009      $34,533,582
   Undistributed net investment loss                               (518,922)        (105,626)
   Accumulated net realized
     gain (loss) on investments                                  (6,460,794)       1,750,612
   Net unrealized appreciation on investments                    15,273,626          233,784
                                                               ------------      -----------
           Net assets                                          $190,707,919      $36,412,352
                                                               ------------      -----------
                                                               ------------      -----------

CALCULATION OF NET ASSET
  VALUE PER SHARE
   Net assets applicable to shares outstanding                 $190,707,919      $36,412,352
   Shares outstanding                                             6,304,254        1,154,804
   Net asset value, offering and
     redemption price per share                                $      30.25      $     31.53
                                                               ------------      -----------
                                                               ------------      -----------

See accompanying Notes to Financial Statements.

                              FUNDX UPGRADER FUNDS

STATEMENTS OF ASSETS AND LIABILITIES AT APRIL 30, 2004 (UNAUDITED)

                                                            FUNDX CONSERVATIVE  FUNDX FLEXIBLE
                                                              UPGRADER FUND       INCOME FUND
ASSETS
   Investments in securities, at value
     (identified cost $23,153,964 and
     $21,334,539, respectively)                                 $24,023,455      $21,113,658
   Receivables
       Securities sold                                               19,000               --
       Fund shares sold                                             126,441            3,250
       Dividends and interest                                            33           55,264
   Prepaid expenses                                                  12,359           12,424
                                                                -----------      -----------
           Total assets                                          24,181,288       21,184,596
                                                                -----------      -----------

LIABILITIES
   Payables
       Securities purchased                                              --           76,934
       Fund shares redeemed                                         114,888           61,057
       Advisory fees                                                 16,624            4,405
       Administration fees                                            2,693            2,515
       Custody fees                                                   1,360            2,188
       Fund Accounting fees                                           5,532            5,543
       Transfer Agent fees                                            4,733            4,695
   Accrued expenses                                                  13,182           13,106
                                                                -----------      -----------
           Total liabilities                                        159,012          170,443
                                                                -----------      -----------
NET ASSETS                                                      $24,022,276      $21,014,153
                                                                -----------      -----------
                                                                -----------      -----------

COMPONENTS OF NET ASSETS
   Paid-in capital                                              $22,670,496      $20,611,664
   Undistributed net investment income (loss)                       (70,049)         200,834
   Accumulated net realized
     gain on investments                                            552,338          422,536
   Net unrealized appreciation (depreciation)
     on investments                                                 869,491         (220,881)
                                                                -----------      -----------
           Net assets                                           $24,022,276      $21,014,153
                                                                -----------      -----------
                                                                -----------      -----------

CALCULATION OF NET ASSET
  VALUE PER SHARE
   Net assets applicable to shares outstanding                  $24,022,276      $21,014,153
   Shares outstanding                                               835,453          753,026
   Net asset value, offering and
     redemption price per share                                 $     28.75      $     27.91
                                                                -----------      -----------
                                                                -----------      -----------

See accompanying Notes to Financial Statements.

                              FUNDX UPGRADER FUNDS

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)

                                                    FUNDX      FUNDX AGGRESSIVE
                                                UPGRADER FUND   UPGRADER FUND
INVESTMENT INCOME
   Income
       Dividends                                 $   587,345     $   148,834
       Interest                                        1,337             309
                                                 -----------     -----------
           Total Income                              588,682         149,143
                                                 -----------     -----------
   Expenses
       Advisory fees (Note 3)                        853,690         163,678
       Transfer Agent fees                            90,546          23,906
       Administration fees (Note 3)                   74,381          12,724
       Fund Accounting fees                           28,980          16,004
       Custody fees                                   16,751           5,742
       Registration fees                              13,421          10,637
       Professional fees                               9,208           8,959
       Reports to shareholders                         8,528             819
       Trustees' fees                                  5,116           2,547
       Other                                           6,983           2,783
                                                 -----------     -----------
           Total expenses                          1,107,604         247,799
           Less: advisory fee waiver (Note 3)             --          (2,954)
                                                 -----------     -----------
           Net expenses                            1,107,604         244,845
                                                 -----------     -----------
               NET INVESTMENT LOSS                  (518,922)        (95,702)
                                                 -----------     -----------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
   Net realized gain on investments               11,369,864       1,783,008
   Net change in unrealized
     depreciation on investments                  (3,619,249)     (1,953,282)
                                                 -----------     -----------
       Net realized and unrealized
         gain (loss) on investments                7,750,615        (170,274)
                                                 -----------     -----------
   Net increase (decrease) in net assets
     resulting from operations                   $ 7,231,693     $  (265,976)
                                                 -----------     -----------
                                                 -----------     -----------

See accompanying Notes to Financial Statements.

                              FUNDX UPGRADER FUNDS

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)

                                            FUNDX CONSERVATIVE   FUNDX FLEXIBLE
                                               UPGRADER FUND       INCOME FUND
INVESTMENT INCOME
   Income
       Dividends                                  $ 65,898          $443,753
       Interest                                        211               172
                                                  --------          --------
           Total Income                             66,109           443,925
                                                  --------          --------
   Expenses
       Advisory fees (Note 3)                       90,772            59,629
       Transfer Agent fees                          18,853            18,872
       Administration fees (Note 3)                  8,450             7,960
       Fund Accounting fees                         16,004            16,004
       Custody fees                                  3,048             3,998
       Registration fees                             9,758             9,792
       Professional fees                             8,958             8,959
       Reports to shareholders                         819               819
       Trustees' fees                                2,476             2,466
       Other                                         1,590             1,571
                                                  --------          --------
           Total expenses                          160,728           130,070
           Less: advisory fee waiver (Note 3)      (24,570)          (45,626)
                                                  --------          --------
           Net expenses                            136,158            84,444
                                                  --------          --------
                NET INVESTMENT INCOME (LOSS)       (70,049)          359,481
                                                  --------          --------
REALIZED AND UNREALIZED
  GAIN ON INVESTMENTS
   Net realized gain on investments                566,942           429,365
   Net change in unrealized
     depreciation on investments                   (20,784)         (659,644)
                                                  --------          --------
       Net realized and unrealized
         gain (loss) on investments                546,158          (230,279)
                                                  --------          --------
   Net increase in net assets
     resulting from operations                    $476,109          $129,202
                                                  --------          --------
                                                  --------          --------

See accompanying Notes to Financial Statements.

                              FUNDX UPGRADER FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                         SIX MONTHS ENDED       YEAR ENDED
                                                          APRIL 30, 2004     OCTOBER 31, 2003
                                                           (UNAUDITED)
INCREASE IN NET ASSETS FROM:
OPERATIONS
   Net investment loss                                    $   (518,922)       $   (525,578)
   Net realized gain on investments                         11,369,864           5,063,291
   Capital gain distributions from
     regulated investment companies                                 --             263,821
   Net change in unrealized
     appreciation (depreciation)
     on investments                                         (3,619,249)         20,887,125
                                                          ------------        ------------
       NET INCREASE IN NET ASSETS
         RESULTING FROM OPERATIONS                           7,231,693          25,688,659
                                                          ------------        ------------
TRANSACTIONS IN SHARES
  OF BENEFICIAL INTEREST
   Net increase (decrease) in net assets derived
     from net change in outstanding shares (a)<F2>          45,918,992          (6,027,687)
                                                          ------------        ------------
       TOTAL INCREASE IN NET ASSETS                         53,150,685          19,660,972
                                                          ------------        ------------
NET ASSETS
Beginning of period                                        137,557,234         117,896,262
                                                          ------------        ------------
END OF PERIOD                                             $190,707,919        $137,557,234
                                                          ------------        ------------
                                                          ------------        ------------

(a)<F2>  A summary of capital share transactions is as follows:

                              SIX MONTHS ENDED               YEAR ENDED
                               APRIL 30, 2004             OCTOBER 31, 2003
                                 (UNAUDITED)
                         -------------------------   --------------------------
                          SHARES   PAID-IN CAPITAL    SHARES    PAID-IN CAPITAL
                         --------  ---------------   --------   ---------------
Shares sold              2,396,017   $73,775,665     1,932,013    $ 48,682,233
Shares redeemed           (916,436)  (27,856,673)   (2,322,243)    (54,709,920)
                         ---------   -----------    ----------    ------------
Net increase (decrease)  1,479,581   $45,918,992      (390,230)   $ (6,027,687)
                         ---------   -----------    ----------    ------------
                         ---------   -----------    ----------    ------------

See accompanying Notes to Financial Statements.

                         FUNDX AGGRESSIVE UPGRADER FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                         SIX MONTHS ENDED       YEAR ENDED
                                                          APRIL 30, 2004     OCTOBER 31, 2003
                                                           (UNAUDITED)
INCREASE (DECREASE) IN
  NET ASSETS FROM:
OPERATIONS
   Net investment loss                                     $   (95,702)        $   (72,855)
   Net realized gain on investments                          1,783,008              39,820
   Capital gain distributions from
     regulated investment companies                                 --              16,418
   Net change in unrealized
     appreciation (depreciation)
     on investments                                         (1,953,282)          2,198,299
                                                           -----------         -----------
       NET INCREASE (DECREASE) IN NET ASSETS
         RESULTING FROM OPERATIONS                            (265,976)          2,181,682
                                                           -----------         -----------
DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS FROM:
   Net investment income                                        (9,924)                 --
                                                           -----------         -----------
TRANSACTIONS IN SHARES
  OF BENEFICIAL INTEREST
   Net increase in net assets derived from
     net change in outstanding shares (a)<F3>               15,953,884          16,543,743
                                                           -----------         -----------
       TOTAL INCREASE IN NET ASSETS                         15,677,984          18,725,425
                                                           -----------         -----------
NET ASSETS
Beginning of period                                         20,734,368           2,008,943
                                                           -----------         -----------
END OF PERIOD                                              $36,412,352         $20,734,368
                                                           -----------         -----------
                                                           -----------         -----------

(a)<F3>  A summary of capital share transactions is as follows:

                              SIX MONTHS ENDED               YEAR ENDED
                               APRIL 30, 2004             OCTOBER 31, 2003
                                 (UNAUDITED)
                         -------------------------   --------------------------
                          SHARES   PAID-IN CAPITAL    SHARES    PAID-IN CAPITAL
                         --------  ---------------   --------   ---------------
Shares sold               972,856    $31,962,554      690,993     $19,348,761
Shares issued in
  reinvestment
  of distributions            303          9,799           --              --
Shares redeemed          (491,407)   (16,018,469)    (104,408)     (2,805,018)
                         --------    -----------     --------     -----------
Net increase              481,752    $15,953,884      586,585     $16,543,743
                         --------    -----------     --------     -----------
                         --------    -----------     --------     -----------

See accompanying Notes to Financial Statements.

                        FUNDX CONSERVATIVE UPGRADER FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                         SIX MONTHS ENDED       YEAR ENDED
                                                          APRIL 30, 2004     OCTOBER 31, 2003
                                                           (UNAUDITED)
INCREASE IN NET ASSETS FROM:
OPERATIONS
   Net investment loss                                     $   (70,049)        $   (43,076)
   Net realized gain on investments                            566,942             271,207
   Capital gain distributions from
     regulated investment companies                                 --              28,308
   Net change in unrealized
     appreciation (depreciation)
     on investments                                            (20,784)            941,797
                                                           -----------         -----------
       NET INCREASE IN NET ASSETS
         RESULTING FROM OPERATIONS                             476,109           1,198,236
                                                           -----------         -----------
DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS FROM:
   Net investment income                                            --             (11,329)
   Capital gains                                              (170,540)                 --
                                                           -----------         -----------
       TOTAL DISTRIBUTIONS TO SHAREHOLDERS                    (170,540)            (11,329)
                                                           -----------         -----------
TRANSACTIONS IN SHARES
  OF BENEFICIAL INTEREST
   Net increase in net assets derived from
     net change in outstanding shares (a)<F4>               12,658,637           6,480,318
                                                           -----------         -----------
       TOTAL INCREASE IN NET ASSETS                         12,964,206           7,667,225
                                                           -----------         -----------
NET ASSETS
Beginning of period                                         11,058,070           3,390,845
                                                           -----------         -----------
END OF PERIOD                                              $24,022,276         $11,058,070
                                                           -----------         -----------
                                                           -----------         -----------

(a)<F4>  A summary of capital share transactions is as follows:

                              SIX MONTHS ENDED               YEAR ENDED
                               APRIL 30, 2004             OCTOBER 31, 2003
                                 (UNAUDITED)
                         -------------------------   --------------------------
                          SHARES   PAID-IN CAPITAL    SHARES    PAID-IN CAPITAL
                         --------  ---------------   --------   ---------------
Shares sold               508,068    $14,910,528      366,077     $9,038,581
Shares issued in
  reinvestment
  of distributions          5,828        167,797          485         11,158
Shares redeemed           (82,929)    (2,419,688)    (111,899)    (2,569,421)
                          -------    -----------     --------     ----------
Net increase              430,967    $12,658,637      254,663     $6,480,318
                          -------    -----------     --------     ----------
                          -------    -----------     --------     ----------

See accompanying Notes to Financial Statements.

                           FUNDX FLEXIBLE INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                         SIX MONTHS ENDED       YEAR ENDED
                                                          APRIL 30, 2004     OCTOBER 31, 2003
                                                           (UNAUDITED)
INCREASE IN NET ASSETS FROM:
OPERATIONS
   Net investment income                                   $   359,481          $  226,542
   Net realized gain on investments                            429,365             132,162
   Capital gain distributions from
     regulated investment companies                                 --              11,257
   Net change in unrealized
     appreciation (depreciation)
     on investments                                           (659,644)            427,657
                                                           -----------          ----------
       NET INCREASE IN NET ASSETS
         RESULTING FROM OPERATIONS                             129,202             797,618
                                                           -----------          ----------
DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS FROM:
   Net investment income                                      (309,654)            (86,117)
   Capital gains                                               (99,413)                 --
                                                           -----------          ----------
       TOTAL DISTRIBUTIONS TO SHAREHOLDERS                    (409,067)            (86,117)
                                                           -----------          ----------
TRANSACTIONS IN SHARES
  OF BENEFICIAL INTEREST
   Net increase in net assets derived from
     net change in outstanding shares (a)<F5>               11,819,155           5,130,455
                                                           -----------          ----------
       TOTAL INCREASE IN NET ASSETS                         11,539,290           5,841,956
                                                           -----------          ----------
NET ASSETS
Beginning of period                                          9,474,863           3,632,907
                                                           -----------          ----------
END OF PERIOD                                              $21,014,153          $9,474,863
                                                           -----------          ----------
                                                           -----------          ----------

(a)<F5>  A summary of capital share transactions is as follows:

                              SIX MONTHS ENDED               YEAR ENDED
                               APRIL 30, 2004             OCTOBER 31, 2003
                                 (UNAUDITED)
                         -------------------------   --------------------------
                          SHARES   PAID-IN CAPITAL    SHARES    PAID-IN CAPITAL
                         --------  ---------------   --------   ---------------
Shares sold               674,724    $19,260,219      357,161     $9,461,018
Shares issued in
  reinvestment
  of distributions         14,416        405,093        3,412         85,542
Shares redeemed          (274,920)    (7,846,157)    (167,738)    (4,416,105)
                         --------    -----------     --------     ----------
Net increase              414,220    $11,819,155      192,835     $5,130,455
                         --------    -----------     --------     ----------
                         --------    -----------     --------     ----------

See accompanying Notes to Financial Statements.

                              FUNDX UPGRADER FUND

FINANCIAL HIGHLIGHTS  FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                          SIX MONTHS ENDED       YEAR ENDED         PERIOD ENDED
                                             APRIL 30,          OCTOBER 31,         OCTOBER 31,
                                                2004                2003            2002(1)<F8>
                                            (UNAUDITED)

Net asset value,
  beginning of period                          $28.51              $22.61              $25.00
                                               ------              ------              ------

Income from
  investment operations:
     Net investment loss(2)<F9>                 (0.08)              (0.11)              (0.03)
     Net realized and unrealized
       gain (loss) on investments                1.82                6.01               (2.17)
                                               ------              ------              ------
Total from investment operations                 1.74                5.90               (2.20)
                                               ------              ------              ------

Less distributions:
     From net investment income                    --                  --               (0.19)
                                               ------              ------              ------

Net asset value, end of period                 $30.25              $28.51              $22.61
                                               ------              ------              ------
                                               ------              ------              ------

Total return                                     6.10%+<F7>         26.09%              (8.90%)+<F7>

Ratios/supplemental data:
Net assets,
  end of period (thousands)                  $190,708            $137,557            $117,896
Ratio of expenses
  to average net assets(3)<F10>:
     Before expense reimbursement                1.30%**<F6>         1.34%               1.44%**<F6>
     After expense reimbursement                 1.30%**<F6>         1.34%               1.44%**<F6>
Ratio of net investment loss
  to average net assets(3)<F10>:
     Before expense reimbursement               (0.61%)**<F6>       (0.47%)             (0.79%)**<F6>
     After expense reimbursement                (0.61%)**<F6>       (0.47%)             (0.79%)**<F6>
Portfolio turnover rate                            61%+<F7>           223%                208%+<F7>

  **<F6>   Annualized.
   +<F7>   Not Annualized.
 (1)<F8>   Fund commenced operations November 1, 2001.
 (2)<F9> Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)<F10> Does not include expenses of investment companies in which the Fund invests.

See accompanying Notes to Financial Statements.

                         FUNDX AGGRESSIVE UPGRADER FUND

FINANCIAL HIGHLIGHTS  FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                          SIX MONTHS ENDED       YEAR ENDED         PERIOD ENDED
                                             APRIL 30,          OCTOBER 31,         OCTOBER 31,
                                                2004                2003            2002(1)<F13>
                                            (UNAUDITED)

Net asset value,
  beginning of period                          $30.81              $23.23              $25.00
                                               ------              ------              ------

Income from investment operations:
     Net investment loss(2)<F14>                (0.07)              (0.11)              (0.05)
     Net realized and unrealized
       gain (loss) on investments                0.80                7.69               (1.72)
                                               ------              ------              ------
Total from investment operations                 0.73                7.58               (1.77)
                                               ------              ------              ------

Less distributions:
     From net investment income                 (0.01)                 --                  --
                                               ------              ------              ------

Net asset value, end of period                 $31.53              $30.81              $23.23
                                               ------              ------              ------
                                               ------              ------              ------

Total return                                     2.37%+<F12>        32.63%              (7.08%)+<F12>

Ratios/supplemental data:
Net assets,
  end of period (thousands)                   $36,412             $20,734              $2,009
Ratio of expenses
  to average net assets(3)<F15>:
     Before expense reimbursement                1.52%**<F11>        2.94%              12.27%**<F11>
     After expense reimbursement                 1.50%**<F11>        1.50%               1.50%**<F11>
Ratio of net investment loss
  to average net assets(3)<F15>:
     Before expense reimbursement               (0.61%)**<F11>      (2.68%)            (11.74%)**<F11>
     After expense reimbursement                (0.59%)**<F11>      (1.24%)             (0.97%)**<F11>
Portfolio turnover rate                           116%+<F12>          128%                182%+<F12>

 **<F11>   Annualized.
  +<F12>   Not Annualized.
(1)<F13>   Fund commenced operations July 1, 2002.
(2)<F14> Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)<F15> Does not include expenses of investment companies in which the Fund invests.

See accompanying Notes to Financial Statements.

                        FUNDX CONSERVATIVE UPGRADER FUND

FINANCIAL HIGHLIGHTS  FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                          SIX MONTHS ENDED       YEAR ENDED         PERIOD ENDED
                                             APRIL 30,          OCTOBER 31,         OCTOBER 31,
                                                2004                2003            2002(1)<F18>
                                            (UNAUDITED)

Net asset value,
  beginning of period                          $27.34              $22.63              $25.00
                                               ------              ------              ------

Income from investment operations:
     Net investment loss(2)<F19>                (0.08)              (0.11)              (0.01)
     Net realized and unrealized
       gain (loss) on investments                1.84                4.88               (2.36)
                                               ------              ------              ------
Total from investment operations                 1.76                4.77               (2.37)
                                               ------              ------              ------

Less distributions:
     From net investment income                    --               (0.06)                 --
     From capital gains                         (0.35)                 --                  --
                                               ------              ------              ------
Total distributions                             (0.35)              (0.06)                 --
                                               ------              ------              ------

Net asset value, end of period                 $28.75              $27.34              $22.63
                                               ------              ------              ------
                                               ------              ------              ------

Total return                                     6.43%+<F17>        21.15%              (9.48%)+<F17>

Ratios/supplemental data:
Net assets,
  end of period (thousands)                   $24,022             $11,058              $3,391
Ratio of expenses
  to average net assets(3)<F20>:
     Before expense reimbursement                1.77%**<F16>        2.96%               8.75%**<F16>
     After expense reimbursement                 1.50%**<F16>        1.50%               1.50%**<F16>
Ratio of net investment loss
  to average net assets(3)<F20>:
     Before expense reimbursement               (1.04%)**<F16>      (2.23%)             (7.48%)**<F16>
     After expense reimbursement                (0.77%)**<F16>      (0.77%)             (0.23%)**<F16>
Portfolio turnover rate                            68%+<F17>          198%                114%+<F17>

 **<F16>   Annualized.
  +<F17>   Not Annualized.
(1)<F18>   Fund commenced operations July 1, 2002.
(2)<F19> Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)<F20> Does not include expenses of investment companies in which the Fund invests.

See accompanying Notes to Financial Statements.

                           FUNDX FLEXIBLE INCOME FUND

FINANCIAL HIGHLIGHTS  FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                          SIX MONTHS ENDED       YEAR ENDED         PERIOD ENDED
                                             APRIL 30,          OCTOBER 31,         OCTOBER 31,
                                                2004                2003            2002(1)<F23>
                                            (UNAUDITED)

Net asset value,
  beginning of period                          $27.97              $24.89              $25.00
                                               ------              ------              ------

Income from investment operations:
     Net investment income(2)<F24>               0.52                0.89                0.07
     Net realized and unrealized
       gain (loss) on investments                0.34                2.71               (0.18)
                                               ------              ------              ------
Total from investment operations                 0.86                3.60               (0.11)
                                               ------              ------              ------

Less distributions:
     From net investment income                 (0.70)              (0.52)                 --
     From capital gains                         (0.22)                 --                  --
                                               ------              ------              ------
Total distributions                             (0.92)              (0.52)                 --
                                               ------              ------              ------

Net asset value, end of period                 $27.91              $27.97              $24.89
                                               ------              ------              ------
                                               ------              ------              ------

Total return                                     3.07%+<F22>        14.69%              (0.44%)+<F22>

Ratios/supplemental data:
Net assets,
  end of period (thousands)                   $21,014              $9,475              $3,633
Ratio of expenses
  to average net assets(3)<F25>:
     Before expense reimbursement                1.53%**<F21>        2.60%               8.44%**<F21>
     After expense reimbursement                 0.99%**<F21>        0.99%               0.99%**<F21>
Ratio of net investment income (loss)
  to average net assets(3)<F25>:
     Before expense reimbursement                3.69%**<F21>        2.23%              (5.93%)**<F21>
     After expense reimbursement                 4.23%**<F21>        3.84%               1.52%**<F21>
Portfolio turnover rate                            67%+<F22>          173%                135%+<F22>

 **<F21>   Annualized.
  +<F22>   Not Annualized.
(1)<F23>   Fund commenced operations July 1, 2002.
(2)<F24> Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)<F25> Does not include expenses of investment companies in which the Fund invests.

See accompanying Notes to Financial Statements.

                              FUNDX UPGRADER FUNDS

NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2004 (UNAUDITED)

NOTE 1 -- ORGANIZATION

    FundX Upgrader Fund, FundX Aggressive Upgrader Fund, FundX Conservative Upgrader Fund, and FundX Flexible Income Fund (the "Funds") are diversified series of shares of beneficial interest of the Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The FundX Upgrader Fund commenced operations on November 1, 2001. The FundX Aggressive Upgrader Fund, FundX Conservative Upgrader Fund, and FundX Flexible Income Fund commenced operations on July 1, 2002.

    The investment objective of The FundX Upgrader Fund and the FundX Aggressive Upgrader Fund is to maximize capital appreciation over the long term without regard to to income.

    The investment objective of the FundX Conservative Upgrader Fund is to obtain capital appreciation over the long term while at times providing a low level of current income to reduce portfolio volatility.

    The investment objective of the FundX Flexible Income Fund is to generate total return, which is capital appreciation plus current income.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

    A. Securities Valuation. The assets of the Funds consist primarily of shares of underlying mutual funds, which are valued at their respective NAVs. Securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded on Nasdaq shall be valued using the Nasdaq Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on Nasdaq shall be valued at the current or last trade price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.

       Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

    B. Federal Income Taxes. It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

    C. Securities Transactions, Dividend Income and Distributions. Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their federal tax treatment.

    D. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 -- COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

    DAL Investment Company, LLC (the "Advisor") provides the Funds with investment management services under an Investment Advisory Agreement (the "Agreement"). Under the Agreement, the Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Funds. As compensation for its services, the Advisor receives a monthly fee at the annual rate of 1.00% for The FundX Upgrader Fund, The FundX Aggressive Upgrader Fund, and The FundX Conservative Upgrader Fund and 0.70% for The FundX Flexible Income Fund based upon the average daily net assets of each Fund. For the six months ended April 30, 2004, The FundX Upgrader Fund, The FundX Aggressive Upgrader Fund, FundX Conservative Upgrader Fund, and The FundX Flexible Income Fund incurred $853,690, $163,678, $90,772, and $59,629 in advisory fees, respectively.

    The Funds are responsible for their own operating expenses. The Advisor has contractually agreed to limit the Funds' total operating expenses by reducing all or a portion of their fees and reimbursing the Funds expenses, excluding interest and tax expense, so that their ratio of expenses to average net assets will not exceed the following:

    FundX Upgrader Fund                      1.50%
    FundX Aggressive Upgrader Fund           1.50%
    FundX Conservative Upgrader Fund         1.50%
    FundX Flexible Income Fund               0.99%

    In the case of each of the Funds' initial period of operations any fee withheld or voluntarily reduced and/or any Funds' expense absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed to each of the Funds' to the Advisor, if so requested by the Advisor, anytime before the end of the third fiscal year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of each of the Funds' current operating expenses for such fiscal year does not exceed the applicable limitation on each Funds' expenses. For the FundX Aggressive Upgrader Fund, for the six months ended April 30, 2004, the Advisor has voluntarily waived its fees of $2,954. For the FundX Conservative Upgrader Fund, for the six months ended April 30, 2004, the Advisor has voluntarily waived its fees of $24,570. For the FundX Flexible Income Fund, for the six months ended April 30, 2004, the Advisor has voluntarily waived its fees of $45,626. The Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

    U.S. Bancorp Fund Services, LLC ("USBFS"), an indirect wholly-owned subsidiary of U.S Bancorp, serves as the Funds' Administrator and, in that capacity, performs various administrative and accounting services for the Funds. USBFS also serves as the Funds' Fund Accountant, Transfer Agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds' expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee at the following annual rates:

    Under $36 million              $36,000
    $36 to $150 million            0.10% of average daily net assets
    Over $150 million              0.05% of average daily net assets

    For the six months ended April 30, 2004, The FundX Upgrader Fund, The FundX Aggressive Upgrader Fund, The FundX Conservative Upgrader Fund, and The FundX Flexible Income Fund incurred $74,381, $12,724, $8,450, and $7,960 in administration fees, respectively.

    U.S. Bank, N.A., an affiliate of USBFS, serves as custodian to the Funds.

    Quasar Distributors, LLC (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Administrator.

    Certain officers of the Trust are also officers and/or directors of the Administrator and Distributor.

NOTE 4 -- PURCHASES AND SALES OF SECURITIES

    The cost of purchases and proceeds from the sales of securities, excluding short-term investments, for the six months ended April 30, 2004 are as follows:

                                             Purchases             Sales
                                             ---------             -----
   FundX Upgrader Fund                     $150,018,779         $102,121,264
   FundX Aggressive Upgrader Fund            49,746,535           32,202,688
   FundX Conservative Upgrader Fund          22,036,181            9,673,355
   FundX Flexible Income Fund                23,235,142           11,321,805

NOTE 5 -- DISTRIBUTIONS TO SHAREHOLDERS

    On January 2, 2004, a distribution of $0.0112 per share was declared for The FundX Aggressive Upgrader Fund. The dividend was paid on January 2, 2004, to shareholders of record on December 31, 2003. The tax character of distributions paid during 2003 and 2004 was as follows:

                                                2004                2003
                                                ----                ----
   Distributions paid from:
       Ordinary income                         $9,924              $  --

    On January 2, 2004, a distribution of $0.3497 per share was declared for The FundX Conservative Upgrader Fund. The dividend was paid on January 2, 2004, to shareholders of record on December 31, 2003. The tax character of distributions paid during 2003 and 2004 was as follows:

                                                2004                2003
                                                ----                ----
   Distributions paid from:
       Ordinary income                        $147,668            $11,329
       Long-term capital gain                   22,872                 --

    On January 2, 2004, a distribution of $0.9246 per share was declared for The FundX Flexible Income Fund. The dividend was paid on January 2, 2004, to shareholders of record on December 31, 2003. The tax character of distributions paid during 2003 and 2004 was as follows:

                                                2004                2003
                                                ----                ----
   Distributions paid from:
       Ordinary income                        $398,678            $86,117
       Long-term capital gain                   10,389                 --

    As of October 31, 2003, components of distributable earnings on a tax basis were as follows:

                                Undistributed    Undistributed       Capital
                                  Ordinary         Long Term           Loss
                                   Income             Gain         CarryForward
                                -------------    -------------     ------------
   FundX Upgrader Fund            $     --           $    --       $17,830,658
   FundX Aggressive
     Upgrader Fund                      --                --            32,396
   FundX Conservative
     Upgrader Fund                 133,079            22,857                --
   FundX Flexible Income Fund      239,936            10,355                --

    Capital loss carryforwards expire in 2010. Differences between book losses and tax losses are attributable to the tax treatment of wash losses.

    At October 31, 2003, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes were as follows:

                                         FundX          FundX          FundX
                        FundX         Aggressive     Conservative    Flexible
                       Upgrader        Upgrader        Upgrader       Income
                         Fund            Fund            Fund          Fund
                       --------       ----------     ------------    --------
Appreciation         $ 18,916,338    $ 2,187,066      $   891,265   $  432,823
Depreciation              (23,463)            --             (990)        (760)
                     ------------    -----------      -----------   ----------
Net Appreciation
  (Depreciation)
  on Investments     $ 18,892,875    $ 2,187,066      $   890,275   $  432,063
                     ------------    -----------      -----------   ----------
                     ------------    -----------      -----------   ----------
Tax Cost             $118,722,679    $18,644,716      $10,244,674   $9,122,670

                              FUNDX UPGRADER FUNDS

INFORMATION ABOUT PROXY VOTING
(UNAUDITED)

    Information regarding how the FundX Upgrader Funds vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (866) 455-FUND [3863] or by accessing the Funds' website at www.fundx.com and the SEC's website at www.sec.gov. Information regarding how
-------------                          -----------
the Funds voted proxies relating to portfolio securities during the twelve months ending June 30, 2004 will be available after August 31, 2004.

                              FUNDX UPGRADER FUNDS

INFORMATION ABOUT TRUSTEES AND OFFICERS (UNAUDITED)

    The business and affairs of the Funds are managed under the direction of the Funds' Board of Trustees. Information pertaining to the Trustees and Officers of the Trust is set forth below. Unless noted otherwise, each person has held the position listed for a minimum of five years. The SAI includes additional information about the Funds' officers and trustees and is available, without charge, upon request.

                              Independent Trustees
                              --------------------

                                                                                         # of
                                          Term of                                      Funds in           Other
                          Position      Office and                                      complex       Directorships
   Name, Age              Held with      Length of       Principal Occupation          overseen          Held by
  and Address             the Trust     Time Served     During Past Five Years        by Trustee         Trustee
  -----------             ---------     -----------     ----------------------        ----------      -------------
Dorothy A. Berry          Chairman      Indefinite      Talon Industries                   4          Not
(Born 1943)               and           Term            (administrative,                              Applicable
2020 E. Financial Way,    Trustee       Since           management & business
Suite 100                               May 1991        consulting); formerly
Glendora, CA 91741                                      Chief Operating Officer,
                                                        Integrated Assets
                                                        Management (investment
                                                        advisor and manager) and
                                                        formerly President, Value
                                                        Line, Inc., (investment
                                                        advisory & financial
                                                        publishing firm).

Wallace L. Cook           Trustee       Indefinite      Retired; formerly                  4          Not
(Born 1939)                             Term            Senior Vice President,                        Applicable
2020 E. Financial Way,                  Since           Rockefeller Trust Co.;
Suite 100                               May 1991        Financial Counselor,
Glendora, CA  91741                                     Rockefeller & Co.

Carl A. Froebel           Trustee       Indefinite      Private Investor;                  4          Not
(Born 1938)                             Term            formerly Managing                             Applicable
2020 E. Financial Way,                  Since           Director, Premier
Suite 100                               May 1991        Solutions, Ltd.;  formerly
Glendora, CA 91741                                      President and Founder,
                                                        National Investor Data
                                                        Services, Inc. (investment
                                                        related computer software).

Rowley W.P. Redington     Trustee       Indefinite      President; Intertech               4          Not
(Born 1944)                             Term            Computer Services Corp.                       Applicable
2020 E. Financial Way,                  Since           (consumer electronics
Suite 100                               May 1991        and computer service and
Glendora, CA 91741                                      marketing).

                        Interested Trustees and Officers
                        --------------------------------

                                                                                         # of
                                          Term of                                      Funds in           Other
                          Position      Office and                                      complex       Directorships
   Name, Age              Held with      Length of       Principal Occupation          overseen          Held by
  and Address             the Trust     Time Served     During Past Five Years        by Trustee         Trustee
  -----------             ---------     -----------     ----------------------        ----------      -------------
Steven J. Paggioli        Trustee       Indefinite      Consultant, U.S.                   4          Trustee,
(Born 1950)                             Term            Bancorp Fund Services,                        Managers
2020 E. Financial Way,                  Since           LLC since July, 2001;                         Funds
Suite 100                               May 1991        formerly Executive Vice
Glendora, CA 91741                                      President, Investment
                                                        Company Administration,
                                                        LLC ("ICA") (mutual
                                                        fund administrator).

Robert M. Slotky          President     Indefinite      Vice President, U.S.                          Not
(Born 1947)                             Term            Bancorp Fund Services,                        Applicable
2020 E. Financial Way,                  Since           LLC since July, 2001;
Suite 100                               August 2002     formerly, Senior Vice
Glendora, CA  91741                                     President, ICA (May
                                                        1997-July 2001).

Eric W. Falkeis           Treasurer     Indefinite      Vice President, U.S.                          Not
(Born 1973)                             Term            Bancorp Fund Services,                        Applicable
615 E. Michigan St.                     Since           LLC since 1997; Chief
Milwaukee, WI  53202                    August 2002     Financial Officer, Quasar
                                                        Distributors, LLC,
                                                        since 2000.

Chad E. Fickett           Secretary     Indefinite      Assistant Vice President,                     Not
(Born 1973)                             Term            U.S. Bancorp Fund                             Applicable
615 E. Michigan St.                     Since           Services, LLC since
Milwaukee, WI  53202                    March 2002      July, 2000.

                                    ADVISOR
                           DAL Investment Company LLC
                       235 Montgomery Street, Suite 1049
                            San Francisco, CA 94104

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                            615 East Michigan Street
                              Milwaukee, WI 53202

                                 TRANSFER AGENT
                        U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                              Milwaukee, WI 53202
                                 (866) 455-FUND

                                   CUSTODIAN
                                U.S. Bank, N.A.
                          425 Walnut Street, 6th Floor
                              Cincinnati, OH 45202

                              INDEPENDENT AUDITORS
                              Tait, Weller & Baker
                         1818 Market Street, Suite 2400
                             Philadelphia, PA 19103

                                 LEGAL COUNSEL
                     Paul, Hastings, Janofsky & Walker, LLP
                          55 Second Street, 24th Floor
                          San Francisco, CA 94105-3441

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Not applicable for periods ending before July 9, 2004.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

Not Applicable.

ITEM 10. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.
-----------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   ----------------------------------------------

     By (Signature and Title) /s/ Robert M. Slotky
                              -----------------------------------
                              Robert M. Slotky, President

     Date     7-8-04
           -----------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/ Robert M. Slotky
                             -----------------------------------
                             Robert M. Slotky, President

     Date     7-8-04
           -----------------------------

     By (Signature and Title) /s/ Eric W. Falkeis
                              -----------------------------------
                              Eric W. Falkeis, Treasurer

     Date     7-8-04
           -----------------------------